Restricted net assets - Additional Information (Detail) - CNY (¥)	Dec. 31, 2023	Dec. 31, 2022
Restricted Assets [Line Items]
Minimum portion of after tax profit to be allocated to general reserve under PRC law	10.00%
Required general reserve registered capital ratio to deforce compulsory net profit allocation to general reserve	50.00%
Restricted net assets	¥ 157,810,000	¥ 157,024,000
Restricted net assets, percent	17.00%	17.00%